WASATCH FUNDS, INC.

                       SUPPLEMENT DATED NOVEMBER 14, 2001
                    TO THE PROSPECTUS DATED JANUARY 31, 2001

This Supplement updates certain information contained in the Wasatch Funds Prospectus dated January 31, 2001 and supersedes the supplements dated March 16, 2001, May 16, 2001, June 13, 2001, July 6, 2001, July 24, 2001 and October 9,
2001. You should retain this Supplement and the Prospectus for future reference. Additional copies of the Prospectus may be obtained free of charge by calling 1
(800) 551-1700 or you may download a Prospectus from our web site at WWW.WASATCHFUNDS.COM.
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                       THE FOLLOWING INFORMATION REPLACES
                          INFORMATION IN THE PROSPECTUS

Under the heading "Wasatch Micro Cap Fund" on pages 2 and 19:
Effective October 8, 2001, the Wasatch Micro Cap Fund reopened to existing investors. The Fund closed to new investors on March 31, 2000.

Under the heading "Wasatch Small Cap Growth Fund" on pages 4 and 20:
Effective December 3, 2001, the Wasatch Small Cap Growth Fund will close to new investors wishing to invest directly with Wasatch Funds. The Fund closed to new investors through third parties such as brokers or banks on July 6, 2001. The Fund remains open to existing investors.

Under the heading "Wasatch Core Growth Fund" on pages 6 and 20:
Effective June 13, 2001, the Wasatch Core Growth Fund opened to new investors who purchase shares directly through Wasatch Funds. The Core Growth Fund closed to new investors through third parties such as brokers or banks on March 16, 2001. The Fund is open to all existing investors.

Under the heading "Wasatch Small Cap Value Fund" on pages 8 and 21:
Effective October 8, 2001, the Wasatch Small Cap Value Fund will reopen to existing investors through third parties such as brokers or banks. The Fund is open to existing investors who purchase shares directly through Wasatch Funds. The Small Cap Value Fund closed to new direct investors on July 31, 2001 and to new investors through third parties on May 16, 2001.

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Section with the heading "Who Can Purchase Shares in the Micro Cap Fund" on page
39:

WHO CAN PURCHASE SHARES IN CLOSED OR SEMI-CLOSED FUNDS (MICRO CAP, SMALL CAP GROWTH, CORE GROWTH AND SMALL CAP VALUE)
(Also see "To Purchase Shares" on page 37.)

o The Micro Cap Fund reopened to existing investors effective October 8, 2001. The Fund closed to new investors on March 31, 2000.

o The Small Cap Growth Fund will close to new investors wishing to invest directly with Wasatch Funds effective December 3, 2001. The Fund closed to new investors through third parties such as brokers or banks on July 6, 2001. The Fund remains open to existing investors.

o The Core Growth Fund opened to new investors who purchase shares directly through Wasatch Funds on June 13, 2001. The Core Growth Fund closed to new investors through third parties such as brokers or banks on March 16, 2001. The Fund is open to all existing investors.

o Effective October 8, 2001, the Small Cap Value Fund reopened to existing investors through third parties such as brokers or banks. The Fund remains open to existing investors who purchase shares directly through Wasatch Funds. The Fund closed to new direct investors on July 31, 2001 and to new investors through third parties on May 16, 2001.

o As of October 8, 2001, all existing shareholders of closed and semi-closed Funds and certain others may continue to add to their accounts through the reinvestment of dividends and cash distributions on any shares owned and through the purchase of additional shares.

o As of October 8, 2001, all existing shareholders of closed or semi-closed Funds may add to existing accounts and open new accounts that have the same Social Security Num ber or registered shareholder as the existing accounts.

o As of October 8, 2001, custodians named for minors (children under 18) on existing accounts of closed or semi-closed Funds may open new accounts.

o As of October 8, 2001, financial planners whose clients are existing shareholders of the Core Growth and Small Cap Value Funds may purchase shares in these Funds for new and existing clients.

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o As of December 3, 2001, financial planners whose clients are existing shareholders of the Micro Cap and Small Cap Growth Funds may purchase shares in these Funds for existing clients but not new clients.

o At the discretion of the Advisor, the Small Cap Growth, Core Growth and Small Cap Value Funds may be available through firms that provide administrative services to their customers who are shareholders of these Funds.

o Directors of the Funds and employees and directors of Wasatch Advisors, Inc. may continue to open new accounts.

o Participants in certain 401(k) plans may open new accounts and purchase shares in closed or semi-closed Funds.

o Any Funds that are closed or semi-closed may resume sales to investors at some future date to take in additional assets that the Advisor believes will help maintain such Fund at an optimal size. To find out if a Fund is open, please call a Shareholder Services Representative at 1 (800) 551-1700 or visit our web site at WWW.WASATCHFUNDS.COM.
                        --------------------

Under the headings:

1) "Wasatch Ultra Growth Fund" on pages 10 and 22; and

2) "Wasatch Global Technology Fund" on pages 12 and 22.

The Advisor may close the Fund to new investors before assets reach a level the Advisor believes may prove detrimental to the Fund. Once closed, due to market conditions or cash outflows, the Fund may reopen from time to time to take in additional assets that the Advisor believes will help maintain the Fund at an optimal size. To find out if the Fund is open, please call a Shareholder Services Representative at 1 (800) 551-1700 or visit our web site at WWW.WASATCHFUNDS.COM.
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                    THE FOLLOWING INFORMATION REPLACES OR IS
      ADDED TO THE PROSPECTUS UNDER THE HEADING "RISKS OF OTHER INVESTMENT
                      STRATEGIES" WHICH BEGINS ON PAGE 28


To be added to the section with the heading "Risks of Other Investment Strategies" beginning on page 28:

NON-INVESTMENT GRADE SECURITIES

  The Small Cap Value Fund may invest up to 10% of its total assets collectively in non-investment grade securities including high yield (junk) bonds, convertible bonds, preferred stocks and convertible pre-

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ferred stocks. The Advisor believes that having the flexibility to invest in these types of securities may be beneficial to the Fund under certain conditions. However, non-investment grade securities generally are more risky and have more volatile prices than investment grade securities. Risks associated with investments in non-investment grade securities are described in the Statement of Additional Information (SAI).

INVESTMENTS IN OTHER INVESTMENT COMPANIES

  The Equity Funds may invest up to 10% of their total assets in other investment companies. The returns of the Funds' investments in other investment companies will be reduced by their operating expenses. Please see the SAI for more information about the risks of investing in other investment companies.

INVESTMENTS IN FOREIGN SECURITIES

  While the Global Technology Fund may invest in foreign securities without limitation, the Micro Cap, Small Cap Growth, Core Growth, Small Cap Value and Ultra Growth Funds may invest up to 15% of their total assets at the time of purchase in foreign securities. (Securities of foreign issuers which are publicly traded in the United States, either directly or through American Depositary Receipts, are not subject to this 15% limitation.) Investments in foreign countries involve certain risks not typically associated with U.S. investments. The risks of foreign investments are described in the Prospectus under the heading "Risks of Foreign Securities" beginning on page 26 and in the SAI.


Replaces the information under the subheading "Derivatives" on page 28:

DERIVATIVES

  To a limited extent, the Equity Funds may use derivatives such as futures and options to hedge against certain risks like adverse movements in securities prices. The Equity Funds may also use derivatives for non-hedging purposes such as seeking to enhance returns.
  The goal of using derivatives will be to benefit the Equity Funds. However, using derivatives could hurt the Funds' performance if the Advisor incorrectly judges such factors as the direction of securities prices. Risks associated with using derivatives are described in the SAI.

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